Segment and Geographic Information - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Operating Segments [Abstract]
Number of operating segments	2
Number of reportable segments		2
Borrowings | $		$ 0	$ 0